15. INCOME TAXES (Details 2)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Statutory rate	25.00%	25.00%	25.00%	25.00%
Non-deductible expenses	0.50%	6.40%	1.90%	39.80%
Non-taxable income	0.00%	(1.60%)	(0.50%)	(0.20%)
Effect of rate differences in various transportation centers and others	5.00%	(1.30%)	4.30%	(3.70%)
Effective tax rate	29.30%	28.60%	29.60%	60.90%